UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 05, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $605,523 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    29586   348068 SH       SOLE                   348068        0        0
AMERICAN FINL RLTY TR          COM              02607P305    12861   900000 SH       SOLE                   900000        0        0
ANTHEM INC                     COM              03674B104    26562   296580 SH       SOLE                   296580        0        0
BAXTER INTL INC                COM              071813109    34478   999077 SH       SOLE                   999077        0        0
BISYS GROUP INC                COM              055472104     8436   600000 SH       SOLE                   600000        0        0
BOISE CASCADE CORP             COM              097383103      471   369500 SH  CALL SOLE                   369500        0        0
BOISE CASCADE CORP             COM              097383103    73232  1945587 SH       SOLE                  1945587        0        0
BOISE CASCADE CORP             COM              097383103      573   249000 SH  CALL SOLE                   249000        0        0
CASH AMER INTL INC             COM              14754D100    16225   705440 SH       SOLE                   705440        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    24825  1245000 SH       SOLE                  1245000        0        0
CONSECO INC                    COM NEW          208464883     7215   362574 SH       SOLE                   362574        0        0
DOLLAR TREE STORES INC         COM              256747106    20573   750000 SH       SOLE                   750000        0        0
DOLLAR TREE STORES INC         COM              256747106      280   175000 SH  PUT  SOLE                   175000        0        0
DONNELLEY R R & SONS CO        COM              257867101    23114   700000 SH       SOLE                   700000        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102    11603   410583 SH       SOLE                   410583        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204     7219   125000 SH       SOLE                   125000        0        0
HEWITT ASSOCS INC              COM              42822Q100    20625   750000 SH       SOLE                   750000        0        0
INFOSPACE INC                  COM NEW          45678T201    50403  1325000 SH       SOLE                  1325000        0        0
J P MORGAN CHASE & CO          COM              46625H100     5040   130000 SH       SOLE                   130000        0        0
KMART HLDG CORPORATION         COM              498780105     1210   200000 SH  PUT  SOLE                   200000        0        0
KMART HLDG CORPORATION         COM              498780105    33882   471889 SH       SOLE                   471889        0        0
LOUDEYE CORP                   COM              545754103     7355  4658327 SH       SOLE                  4658327        0        0
MCDERMOTT INTL INC             COM              580037109    22108  2176000 SH       SOLE                  2176000        0        0
MENTOR CORP MINN               COM              587188103    21181   617689 SH       SOLE                   617689        0        0
NBTY INC                       COM              628782104    25716   874989 SH       SOLE                   874989        0        0
PENTAIR INC                    COM              709631105    13695   407118 SH       SOLE                   407118        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    15210   600000 SH       SOLE                   600000        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105    21980   950300 SH       SOLE                   950300        0        0
SCO GROUP INC                  COM              78403A106      556    95000 SH       SOLE                    95000        0        0
SIRVA INC                      COM              82967Y104     1725    75000 SH       SOLE                    75000        0        0
TOO INC                        COM              890333107     7681   459934 SH       SOLE                   459934        0        0
TYCO INTL LTD NEW              COM              902124106    37737  1138720 SH       SOLE                  1138720        0        0
VIAD CORP                      COM              92552R109    22166   820674 SH       SOLE                   820674        0        0